INVESTMENTS, Certificates of Deposits BCRP (Details) - Certificate	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Certificates of Deposit BCRP [Member]
Certificates of Deposit BCRP [Abstract]
Number of certificates of deposits	116,499	111,613